UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

July 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.49%)

AUTOMOBILES & COMPONENTS – (2.62%)
2,700	Continental AG (Germany)	$275,918
125	Porsche AG (Germany)	122,471
		398,389
BROADCASTING & CABLE TV – (8.51%)
17,700	DIRECTV Group, Inc.*	301,785
10,800	Liberty Global, Inc., Series C*	228,960
33,475	NTL Inc.	762,895
		1,293,640
CAPITAL GOODS – (0.65%)
1,700	Tae Young Corp. (South Korea)	98,953
COMMERCIAL BANKS – (1.86%)
4,900	Erste Bank der oesterreichischen Sparkassen AG (Austria)	282,668
COMMERCIAL SERVICES & SUPPLIES – (1.41%)
70,000	Rentokil Initial PLC (United Kingdom)	214,119
CONSUMER DURABLES & APPAREL – (9.21%)
8,783	Hunter Douglas NV (Netherlands)	609,214
15,400	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	507,122
4,100	Mohawk Industries, Inc.*	282,982
		1,399,318
CONSUMER SERVICES – (0.75%)
2,400	Apollo Group, Inc., Class A*	113,580
DIVERSIFIED FINANCIAL SERVICES – (6.08%)
5,226	Groupe Bruxelles Lambert S.A. (Belgium)	550,745
3,900	Pargesa Holding S.A., Bearer Shares (Switzerland)	372,395
		923,140
ENERGY – (5.64%)
22,000	Tenaris S.A., ADR (Luxembourg)	856,240
FOOD, BEVERAGE & TOBACCO – (12.73%)
13,360	Diageo PLC (United Kingdom)	234,840
11,400	Heineken Holding NV (Netherlands)	459,588
77	Japan Tobacco Inc. (Japan)	294,849
230	Lindt & Spruengli AG (Switzerland)	462,785
70	Lotte Chilsung Beverage Co., Ltd. (South Korea)	90,358
80	Lotte Confectionery Co., Ltd. (South Korea)	103,015
1,080	Nong Shim Holdings Co., Ltd. (South Korea)	76,319
9,000	Unilever NV, NY Shares (Netherlands)	213,120
		1,934,874

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

HEALTH CARE EQUIPMENT & SERVICES – (5.20%)
4,100	Essilor International S.A. (France)	$410,084
4,300	IDEXX Laboratories, Inc.*	380,529
		790,613
HOUSEHOLD & PERSONAL PRODUCTS – (0.55%)
168	Amorepacific Corp.* (South Korea)	70,388
102	Pacific Corp. (South Korea)	13,124
		83,512
LIFE & HEALTH INSURANCE – (4.21%)
5,500	AFLAC Inc.	242,770
14,700	Power Corp. of Canada (Canada)	397,473
		640,243
MATERIALS – (2.69%)
7,500	BHP Billiton PLC (United Kingdom)	142,061
6,400	Companhia Vale do Rio Doce, ADR (Brazil)	127,360
2,700	Rio Tinto PLC (United Kingdom)	139,456
		408,877
MOVIES & ENTERTAINMENT – (5.85%)
46,200	News Corp., Class A	888,888
MULTI-LINE INSURANCE – (3.91%)
9,800	American International Group, Inc.	594,566
PUBLISHING – (5.63%)
8,450	Lagardere S.C.A. (France)	592,592
11,128	Wolters Kluwer NV, CVA (Netherlands)	262,123
		854,715
SOFTWARE & SERVICES – (1.89%)
7,000	Iron Mountain Inc.*	287,000
TECHNOLOGY HARDWARE & EQUIPMENT – (1.62%)
12,400	Nokia Oyj, ADR (Finland)	246,140
TELECOMMUNICATION SERVICES – (7.09%)
15,900	America Movil S.A. de C.V., ADR (Mexico)	568,902
10,000	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	185,700
13,800	SK Telecom Co., Ltd., ADR (South Korea)	323,058
		1,077,660
TRANSPORTATION – (9.39%)
162,537	China Merchants Holdings International Co., Ltd. (Hong Kong)	492,619
160,400	Cosco Pacific Ltd. (Hong Kong)	357,123
8,650	Kuehne & Nagel International AG, Registered (Switzerland)	576,409
		1,426,151

Total Common Stock – (identified cost $12,146,452)	14,813,286

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2006 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (2.51%)

$112,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	08/01/06, dated 07/31/06, repurchase value of $112,016
	(collateralized by: U.S. Government Agency mortgages in a
	pooled cash account, 5.00%-5.50%, 10/01/20-12/01/35,
	total market value $114,240)	$112,000
163,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.28%,
	08/01/06, dated 07/31/06, repurchase value of $163,024
	(collateralized by: U.S. Government Agency mortgages in a
	pooled cash account, 3.457%-7.242%, 07/01/24-08/01/36,
	total market value $166,260)	163,000
106,000	UBS Securities LLC Joint Repurchase Agreement, 5.28%,
	08/01/06, dated 07/31/06, repurchase value of $106,016
	(collateralized by: U.S. Government Agency mortgages in a
	pooled cash account, 4.50%-7.00%, 12/01/13-12/01/35,
	total market value $108,120)	106,000

Total Short Term Investments – (identified cost $381,000)	381,000

Total Investments – (100%) – (identified cost $12,527,452) – (a)	15,194,286
Other Assets Less Liabilities – (0.00%)	291
Net Assets – (100%)	$15,194,577

ADR: American Depository Receipt.

* Non income-producing security.

(a)	Aggregate cost for Federal Income Tax purposes is $12,729,319. At July 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$2,672,162
Unrealized depreciation	(207,195)
Net unrealized appreciation	$2,464,967

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: September 29, 2006

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: September 29, 2006